Expense Example - Class R R4 and Class I3 - Transamerica High Yield Bond	R4 1 year	R4 3 years	R4 5 years	R4 10 years	R 1 year	R 3 years	R 5 years	R 10 years	I3 1 year	I3 3 years	I3 5 years	I3 10 years
USD ($)	87	271	471	1,049	112	382	672	1,498	61	192	335	750